UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

September 30, 2019

AlphaClone Alternative Alpha ETF

Ticker: ALFA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AlphaClone Alternative Alpha ETF

AlphaClone Alternative Alpha ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the AlphaClone Alternative Alpha ETF (“ALFA” or the “Fund”). The following information pertains to the period from April 1, 2019 through September 30, 2019 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the AlphaClone Hedge Fund Masters Index (the “Index”). The Index is designed to track the performance of U.S. exchange traded equity securities selected based on a proprietary hedge fund position replication methodology developed by AlphaClone, Inc.

The Fund had positive performance during the current fiscal period. The market price for ALFA increased 7.80% and the NAV increased 7.70%, while the S&P 500® Index, a broad market index, gained 6.08% over the same period. The Fund’s underlying Index returned 7.31%. Meanwhile, outstanding shares ended the period at 400,000.

For the current fiscal period, the largest positive contributor to return was Marathon Petroleum Corporation (MPC US), adding 0.83% to the return of the Fund, gaining 34.02% with an average weighting of 0.50%. The second largest contributor to return was Genesee & Wyoming, Inc. (GWR US), adding 0.69% to the return of the Fund, gaining 26.82% with an average weighting of 2.70%. The third largest contributor to return was Carvana Company (CVNA US), adding 0.61% to the return of the Fund, gaining 13.68% with an average weighting of 3.07%.

For the current fiscal period, the largest negative contributor to return was Transocean, Ltd. (RIG US), detracting 1.47% from the return of the Fund, declining 48.68% with an average weighting of 2.41%. The security contributing second-most negatively was Etsy, Inc. (ETSY US), detracting 0.57% from the return of the Fund, and declining 20.54% with an average weighting of 1.97%. The third largest negative contributor to return was Netflix, Inc. (NFLX US), detracting 0.48% from the return of the Fund, and declining 17.97% with an average weight of 1.24%.

For the current fiscal period, the best performing security in the Fund was Marathon Petroleum Corporation (MPC US), gaining 34.02% and contributing 0.83% to the return of the Fund. The second-best performing security for the period was Genesee & Wyoming Inc (GWR US), gaining 26.82% and contributing 0.69% to the return of the Fund. The third-best performing security was Home Depot, Inc. (HD US), gaining 22.49% for the current fiscal period and contributing 0.57% to the return of the Fund.

For the current fiscal period, the worst performing security in the Fund was Transocean, Ltd. (RIG US), declining 48.68% and reducing the return of the Fund by 1.47%. The second-worst performing security in the Fund was Etsy, Inc. (ETSY US), declining 20.54% and reducing the return of the Fund by 0.57%. The third-worst performing security in the Fund was Netflix, Inc. (NFLX US), declining 17.97% and reducing the return of the Fund by 0.48%.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

AlphaClone Alternative Alpha ETF

Must be preceded or accompanied by a prospectus

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone Alternative Alpha ETF has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants.

The AlphaClone Hedge Fund Masters Index tracks the performance of US-traded equity securities to which hedge funds and institutional investors have disclosed significant exposure. The proprietary index methodology developed by AlphaClone ranks hedge funds and institutional investors based on the efficacy of replicating their publicity disclosed positions. Equities are selected from those managers with the highest ranking, or “Clone Score”.

AlphaClone, Inc. (the “Index Provider”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents. Public filings may not disclose all an investment manager’s positions.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500® Index (SPX) is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Exchange Traded Concepts LLC is the Adviser to AlphaClone Alternative Alpha ETF which is distributed by Quasar Distributors LLC. Quasar is not affiliated with Exchange Traded Concepts LLC or AlphaClone, Inc.

AlphaClone Alternative Alpha ETF

Portfolio Allocation
As of September 30, 2019 (Unaudited)

Sector	Percentage of Net Assets
Information Technology (a)	29.0%
Financials	14.9
Consumer Discretionary	14.0
Industrials	9.7
Energy	8.1
Health Care	7.4
Communication Services	7.3
Consumer Staples	4.8
Materials	2.5
Real Estate	2.2
Investments Purchased with Proceeds from Securities Lending	2.1
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(2.1)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

    AlphaClone Alternative Alpha ETF

Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 7.3%
1,272	Charter Communications, Inc. - Class A (a)	$524,217
2,789	Facebook, Inc. - Class A (a)	496,665
5,453	Nexstar Media Group, Inc. - Class A	557,896
		1,578,778
	Consumer Discretionary — 14.0%
290	Amazon.com, Inc. (a)	503,414
6,368	Carvana Company (a)	420,288
12,610	Dave & Buster’s Entertainment, Inc.	491,159
2,329	Home Depot, Inc.	540,375
1,345	O’Reilly Automotive, Inc. (a)	535,996
4,927	Ross Stores, Inc.	541,231
		3,032,463
	Consumer Staples — 4.8%
42,807	Cott Corporation	533,803
24,944	Nomad Foods, Ltd. (a)	511,352
		1,045,155
	Energy — 8.1%
8,716	Cheniere Energy, Inc. (a)	549,631
11,206	Marathon Petroleum Corporation	680,765
119,720	Transocean, Ltd. (a)	535,148
		1,765,544
	Financials — 14.9%
19,261	Bank of America Corporation	561,843
8,244	Citigroup, Inc.	569,496
1,132	Credit Acceptance Corporation (a)(b)	522,203
4,806	JPMorgan Chase & Company	565,618
450	Markel Corporation (a)	531,855
2,378	Moody’s Corporation	487,086
		3,238,101
	Health Care — 7.4%
19,674	Acadia Healthcare Company, Inc. (a)	611,468
2,325	Stryker Corporation	502,897
2,278	UnitedHealth Group, Inc.	495,055
		1,609,420

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Schedule of Investments
September 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Industrials — 9.7%
6,887	Brink’s Company	$571,277
4,600	Genesee & Wyoming, Inc. - Class A (a)	508,346
3,121	IDEX Corporation	511,469
995	TransDigm Group, Inc. (a)	518,067
		2,109,159
	Information Technology — 29.0% (c)
17,777	ACI Worldwide, Inc. (a)	556,864
4,501	CDW Corporation	554,703
9,766	Cornerstone OnDemand, Inc. (a)	535,372
3,726	Fidelity National Information Services, Inc.	494,664
5,364	Guidewire Software, Inc. (a)	565,258
1,838	Mastercard, Inc. - Class A	499,146
6,691	MAXIMUS, Inc.	516,947
3,741	Microsoft Corporation	520,111
13,205	Open Text Corporation	538,896
8,089	RealPage, Inc. (a)	508,475
2,852	Visa, Inc. - Class A	490,572
2,548	Zebra Technologies Corporation - Class A (a)	525,831
		6,306,839
	Materials — 2.5%
987	Sherwin-Williams Company	542,722

	Real Estate — 2.2%
2,204	American Tower Corporation	487,370
	TOTAL COMMON STOCKS (Cost $19,384,002)	21,715,551

	SHORT-TERM INVESTMENTS — 0.1%
21,763	First American Government Obligations Fund, Class X, 1.87% (d)	21,763
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,763)	21,763

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Schedule of Investments
September 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.1%
462,066	First American Government Obligations Fund, Class Z, 1.83% (d)	$462,066
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $462,066)	462,066
	Total Investments (Cost $19,867,831) — 102.1%	22,199,380
	Liabilities in Excess of Other Assets — (2.1)%	(469,183)
	TOTAL NET ASSETS — 100.0%	$21,730,197

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2019. Total value of securities on loan is $449,777.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)	Rate shown is the annualized seven-day yield as of September 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Statement of Assets and Liabilities
September 30, 2019 (Unaudited)

ASSETS
Investments in securities, at value*+	$22,199,380
Dividends and interest receivable	4,466
Securities lending income receivable	105
Total assets	22,203,951

LIABILITIES
Collateral received for securities loaned	462,066
Management fees payable	11,688
Total liabilities	473,754

NET ASSETS	$21,730,197

Net Assets Consist of:
Paid-in capital	$57,224,818
Total distributable earnings (accumulated deficit)	(35,494,621)
Net assets	$21,730,197

Net Assets Value
Net assets	$21,730,197
Shares outstanding ^	400,000
Net asset value, offering and redemption price per share	$54.33

* Identified Cost:
Investment in securities	$19,867,831

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $449,777.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Statement of Operations
For the Six-Months Ended September 30, 2019 (Unaudited)

INCOME
Dividends *	$153,887
Interest	193
Securities lending income, net	1,314
Total investment income	155,394

EXPENSES
Management fees	68,358
Total expenses	68,358
Net investment income (loss)	87,036

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	432,635
Change in unrealized appreciation (depreciation) on investments	1,033,880
Net realized and unrealized gain (loss) on investments	1,466,515
Net increase (decrease) in net assets resulting from operations	$1,553,551

*	Net of foreign taxes withheld of $700.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Statements of Changes in Net Assets

	Six-Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
OPERATIONS
Net investment income (loss)	$87,036	$16,175
Net realized gain (loss) on investments	432,635	1,792,560
Change in unrealized appreciation (depreciation) on investments	1,033,880	1,490,321
Net increase (decrease) in net assets resulting from operations	1,553,551	3,299,056

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(48,965)
Total distributions to shareholders	—	(48,965)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	2,440,035
Payments for shares redeemed	—	(9,356,865)
Net increase (decrease) in net assets derived from capital share transactions (a)	—	(6,916,830)
Net increase (decrease) in net assets	$1,553,551	$(3,666,739)

NET ASSETS
Beginning of period/year	$20,176,646	$23,843,385
End of period/year	$21,730,197	$20,176,646

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
	Shares	Shares
Subscriptions	—	50,000
Redemptions	—	(200,000)
Net increase (decrease)	—	(150,000)

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
Net asset value, beginning of period/year	$50.44		$43.35	$37.93		$33.54	$45.18	$38.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.22		0.03	0.07		0.09	(0.29)	(0.06)
Net realized and unrealized gain (loss) on investments	3.67		7.17	5.35	(2)	4.30	(11.35)	7.20
Total from investment operations	3.89		7.20	5.42		4.39	(11.64)	7.14

LESS DISTRIBUTIONS:
From net investment income	—		(0.11)	—		—	—	(0.00	)(3)
Total distributions	—		(0.11)	—		—	—	(0.00	)(3)

Net asset value, end of period/year	$54.33		$50.44	$43.35		$37.93	$33.54	$45.18

Total return	7.70	%(4)	16.65%	14.29	%(5)	13.09%	-25.76%	18.78%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$21,730		$20,177	$23,843		$30,346	$95,598	$131,021

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Financial Highlights
For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2016	Year Ended March 31, 2015
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.65	%(6)	0.65%	0.88	%(7)	0.97%	2.19%	0.95%
Ratio of Expenses excluding dividend and interest expense on short positions to average net assets	0.65	%(6)	0.65%	0.88	%(7)	0.95%	0.95%	0.95%
Net investment income (loss) to average net assets	0.83	%(6)	0.07%	0.18%		0.25%	(0.70)%	(0.14)%
Net investment income (loss) excluding dividend and interest income on short positions to average net assets	0.83	%(6)	0.07%	0.18%		0.27%	0.54%	(0.14)%
Portfolio turnover rate (8)	60	%(4)	197%	371%		183%	194%	78%

(1)	Calculated based on average shares outstanding during the period/year.
(2)	Includes $0.26 gain per share derived from payment from sub-adviser.
(3)	Less than $0.005 per share.
(4)	Not annualized.
(5)	Before payment from sub-adviser for a loss resulting from a trade error, the total return for the year would have been 13.6%.
(6)	Annualized.
(7)	Effective December 27, 2017, the Adviser reduced its management fee from 0.95% to 0.65%. See Note 3.
(8)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

Notes to Financial Statements
September 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the price and yield, before fees and expenses, of the AlphaClone Hedge Fund Masters Index. The Fund commenced operations on May 30, 2012.

The end of the reporting period for the Fund is September 30, 2019, and the period covered by these Notes to Financial Statements is the six-month period from April 1, 2019 through September 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$21,715,551	$—	$—	$21,715,551
Investments Purchased with Proceeds from Securities Lending	462,066	—	—	462,066
Short-Term Investments	21,763	—	—	21,763
Total Investments in Securities	$22,199,380	$—	$—	$22,199,380

^	See Schedule of Investments for sector breakouts.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended March 31, 2019, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(505,171)	$505,171

During the fiscal period ended March 31, 2019, the Fund realized $505,171 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distributions (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33⅓ percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian, who also serves as the securities lending agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Collateral Received*
$449,777	$462,066

*

The cash collateral received was invested in the First American Government Obligations Fund, Class Z as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities Lending Income”) is reflected in the Fund’s Statement of Operations. Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period was $1,314.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions, were $12,654,726 and $12,468,040, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, there were no in-kind transactions associated with creations and redemptions.

NOTE 6 – INCOME TAX INFORMATION

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are analyzed at fiscal year-end; accordingly, tax-basis balances have not been determined for the six-month period ended September 30, 2019.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at March 31, 2019 were as follows:

Tax cost of investments	$19,567,992
Gross tax unrealized appreciation	$1,646,069
Gross tax unrealized depreciation	(356,690)
Net tax unrealized appreciation (depreciation)	1,289,379
Undistributed ordinary income	36,028
Undistributed long-term capital gains	—
Accumulated gain (loss)	36,028
Other accumulated gain (loss)	(38,373,579)
Distributable earnings (accumulated deficit)	$(37,048,172)

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2019, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of March 31, 2019, the Fund had a short-term capital loss carryforward of $37,398,908 and a long-term capital loss carryforward of $974,671. These amounts do not have an expiration date. During the year ended March 31, 2019, the Fund utilized $1,124,683 of its capital loss carryforward.

The tax character of distributions paid by the Fund during the year ended March 31, 2019 was $48,965 or ordinary income. No distributions were paid during the year ended March 31, 2018.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called, “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $200, payable to the Custodian. The fixed creation fee may be waived on certain orders if the Fund’s

AlphaClone Alternative Alpha ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2019 (Unaudited) (Continued)

Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the current fiscal period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RISKS

Sector Risk. To the extent that the Fund invests more heavily in particular sectors or regions of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

AlphaClone Alternative Alpha ETF

Expense Example
For the Six-Months Ended September 30, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,077.00	$3.38
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.75	$3.29

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.65%, multiplied by the average account value during the six-month period, multiplied by 183/366 to reflect the one-half year period.

AlphaClone Alternative Alpha ETF

Federal Tax Information
(Unaudited)

For the fiscal year ended March 31, 2019, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended March 31, 2019 was 0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.alphaclonefunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AlphaClone Alternative Alpha ETF

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphaclonefunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.alphaclonefunds.com.

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Adviser

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 207

Oklahoma City, Oklahoma 73120

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Index Provider

AlphaClone, Inc.

One Market Street

Steuart Tower, Suite 1208

San Francisco, California 94105

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

AlphaClone Alternative Alpha ETF

Symbol – ALFA

CUSIP – 26922A305

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	December 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	December 3, 2019

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	December 3, 2019

*	Print the name and title of each signing officer under his or her signature.